Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Issued capital	¥ 10,088	¥ 9,818
Domestic state owned shares [member]
Disclosure of classes of share capital [line items]
Issued capital	4,039	4,039
A Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Issued capital	2,984	2,984
H Shares (par value RMB1.00 per share) [member]
Disclosure of classes of share capital [line items]
Issued capital	¥ 3,065	¥ 2,795